Derivative Financial Instruments - Effect of Derivatives Instruments on Consolidated Statements of Earnings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss), net of tax, Recognized in OCI on Derivatives (Effective Portion)	$ (3,568)	$ (4,523)	$ 2,570
Amount of Gain or (Loss), net of tax, Reclassified from Accumulated OCI into Earnings on Derivatives (Effective Portion)	132	(973)	(9,880)
Derivatives Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	18,181	(15,317)	(3,013)
Cost of Products Sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss), net of tax, Reclassified from Accumulated OCI into Earnings on Derivatives (Effective Portion)	132	(973)
Cost of Products Sold [Member] | Commodity Contracts [Member] | Derivatives Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	14,572	(11,973)	(3,251)
Cost of Products Sold [Member] | Commodity Contracts [Member] | Derivatives Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss), net of tax, Recognized in OCI on Derivatives (Effective Portion)	(3,568)	(4,523)	2,570
Amount of Gain or (Loss), net of tax, Reclassified from Accumulated OCI into Earnings on Derivatives (Effective Portion)	132	(973)	(9,880)
Amount of Gain or (Loss) net of tax, Recognized in Earnings on Derivatives (Ineffective Portion)	0	0	0
Cost of Products Sold [Member] | Foreign Exchange Contracts [Member] | Derivatives Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Gain or (Loss) Recognized in Earnings on Derivatives	$ 3,609	$ (3,344)	$ 238